Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Property and Equipment [Abstract]
Balance as of January 1	$ 624	[1]	$ 597
Acquisitions	1
Additions	221		113
Depreciation	(102)		(89)
Impairment	(6)		(2)
Translation adjustment	12		(49)
Transfers and reclassifications	(2)		(2)
Modifications and reassessments	58		40
Disposals and write-off	(3)		(2)
Divestment and reclassification to Held for sale			(1)
Balance as of September 30	$ 803		$ 605

[1]	prior period comparatives have been reclassified to conform with the current period presentation